ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD

Cash and cash equivalents	98,456	220,713	30,238
Short-term investments	527,692	516,647	70,780
Prepaid expenses and other current assets, net	268	1,816	249
Amounts due from subsidiaries and VIEs	6,508,527	6,437,387	881,917
Total current assets	7,134,943	7,176,563	983,184

Long-term investments	209,252	174,122	23,855

TOTAL ASSETS	7,344,195	7,350,685	1,007,039

Accrued expenses and other current liabilities	4,636	5,778	792
Amounts due to subsidiaries and VIEs	108,120	108,083	14,807
Total current liabilities	112,756	113,861	15,599

Deficit of investments in subsidiaries and VIEs	4,125,174	5,303,360	726,558

TOTAL LIABILITIES	4,237,930	5,417,221	742,157

Class A ordinary shares (par value of USD0.0001 per share; 800,000,000 shares authorized as of December 31, 2023 and 2024; 101,974,316 shares issued as of December 31, 2023 and 2024; 98,806,602 and 95,317,937 shares outstanding as of December 31, 2023 and 2024)	68	68	9
Class B ordinary shares (par value of USD0.0001 per share; 100,000,000 shares authorized as of December 31, 2023 and 2024, 73,305,288 shares issued and outstanding as of December 31, 2023 and 2024)	48	48	7
Treasury stock, at cost	(85,178)	(242,866)	(33,273)
Additional paid-in capital	7,987,957	7,991,421	1,094,820
Accumulated other comprehensive loss	(33,209)	(2,832)	(388)
Statutory reserves	50,225	66,042	9,048
Accumulated deficit	(4,813,646)	(5,878,417)	(805,341)
TOTAL SHAREHOLDERS’ EQUITY	3,106,265	1,933,464	264,882
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS’ EQUITY	7,344,195	7,350,685	1,007,039

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
General and administrative expenses	(8,807)	(8,477)	(19,828)	(2,716)
Total operating expenses	(8,807)	(8,477)	(19,828)	(2,716)
Loss from operations	(8,807)	(8,477)	(19,828)	(2,716)
Equity in gain/(loss) of subsidiaries and VIEs	45,545	(28,414)	(1,051,659)	(144,077)
(Loss)/income from non-operations	(23,566)	29,593	22,533	3,087
Income/(loss) before income tax	13,172	(7,298)	(1,048,954)	(143,706)
Net income/(loss)	13,172	(7,298)	(1,048,954)	(143,706)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF COMPREHENSIVE INCOME/(LOSS)

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Net income/(loss)	13,172	(7,298)	(1,048,954)	(143,706)
Other comprehensive income/(loss), net of tax:
Change in cumulative foreign currency translation adjustments	72,703	29,804	22,894	3,136
Unrealized gains on available-for-sale investments (net of tax effect of RMB8,703, RMB6,464 and RMB3,251 for the years ended December 31, 2022, 2023 and 2024, respectively)	39,729	25,792	29,497	4,041
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of RMB8,881, RMB6,487 and RMB3,288 for the years ended December 31, 2022, 2023 and 2024, respectively)	(33,383)	(24,743)	(22,014)	(3,016)
Total comprehensive income/(loss)	92,221	23,555	(1,018,577)	(139,545)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(loss)	13,172	(7,298)	(1,048,954)	(143,706)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in (gain)/loss of subsidiaries and VIEs	(45,545)	28,414	1,051,659	144,077
Realized gains from investments	—	(4,946)	(7,773)	(1,065)
Fair value change of fair value option	31,080	(5,301)	(5,547)	(760)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,324)	4,145	(517)	(71)
Accrued expenses and other current liabilities	(113)	(436)	(1,085)	(149)
Net cash (used in)/generated from operating activities	(2,730)	14,578	(12,217)	(1,674)

CASH FLOWS FROM INVESTING ACTIVITIES
Loans to subsidiaries	(303,214)	(250,744)	(74,245)	(10,172)
Repayment from subsidiaries	100,000	402,800	325,466	44,589
Purchase of short-term and long-term investments	(7,303,902)	(2,085,667)	(1,440,673)	(197,371)
Proceeds from redemption of short-term and long-term investments	7,478,284	2,116,220	1,533,082	210,031
Net cash (used in)/generated from investing activities	(28,832)	182,609	343,630	47,077

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	—	12	—	—
Repurchase of ordinary shares	—	(90,492)	(205,302)	(28,126)
Net cash used in financing activities	—	(90,480)	(205,302)	(28,126)
Effect of exchange rate changes	24,033	(11,982)	(3,854)	(527)
Net (decrease)/increase in cash and cash equivalents	(7,529)	94,725	122,257	16,750
Cash and cash equivalents at beginning of the year	11,260	3,731	98,456	13,488
Cash and cash equivalents at end of the year	3,731	98,456	220,713	30,238

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

1. BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiaries. The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries, the VIE and the VIE’s subsidiaries were over the 25% of the consolidated net assets of the Group as of December 31, 2024.

2. INVESTMENT IN SUBSIDIARIES AND VIE AND VIE'S SUBSIDIARIES

The Parent Company and its subsidiaries, VIE and VIE’s subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIE and VIE’s subsidiaries were reported using the equity method of accounting. The Parent Company’s share of loss from its subsidiaries, VIE and VIE’s subsidiaries were reported as share of loss of subsidiaries, VIE and VIE’s subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to RMB nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIE and VIE’s subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

3. CONVENIENCE TRANSLATION

The Group’s business is primarily conducted in mainland China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from Renminbi (“RMB”) into US dollars as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB7.2993, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2024, or at any other rate.